DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.0%
Communication Services
— 7.9%
Capcom Co. Ltd.
35,600 875,249
Dentsu Group, Inc.
20,436 421,522
KDDI Corp.
157,615 5,124,176
Konami Group Corp.
10,277 1,248,997
LY Corp.
293,028 985,552
Nexon Co. Ltd.
34,064 457,890
Nintendo Co. Ltd.
113,569 8,419,504
Nippon Telegraph & Telephone
Corp.
3,101,000 2,995,220
SoftBank Corp.
2,964,600 4,208,556
SoftBank Group Corp.
98,771 5,428,189
Toho Co. Ltd. (a)
11,798 555,357
(Cost $25,433,051)
30,720,212
Consumer Discretionary
— 18.0%
Aisin Corp.
53,641 630,180
Asics Corp.
67,400 1,492,753
Bandai Namco Holdings, Inc.
61,821 2,053,376
Bridgestone Corp.
58,407 2,265,121
Denso Corp.
195,440 2,512,216
Fast Retailing Co. Ltd.
19,643 5,933,286
Honda Motor Co. Ltd.
464,835 4,301,426
Isuzu Motors Ltd.
57,898 758,653
Nissan Motor Co. Ltd.
224,747 642,134
Nitori Holdings Co. Ltd.
8,447 870,596
Oriental Land Co. Ltd.
112,225 2,300,637
Pan Pacific International
Holdings Corp.
39,100 1,033,247
Panasonic Holdings Corp.
241,544 2,990,117
Rakuten Group, Inc. *
154,339 943,966
Sekisui House Ltd.
61,787 1,391,423
Shimano, Inc.
7,684 1,042,076
Sony Group Corp.
634,865 15,768,826
Subaru Corp.
60,308 1,103,119
Sumitomo Electric Industries
Ltd.
73,913 1,285,689
Suzuki Motor Corp.
160,756 1,944,642
Toyota Motor Corp.
978,265 17,474,704
Yamaha Motor Co. Ltd.
93,280 762,178
Zensho Holdings Co. Ltd.
9,600 483,715
ZOZO, Inc.
13,634 424,322
(Cost $62,678,661)
70,408,402
Consumer Staples — 5.1%
Aeon Co. Ltd. (a)
68,102 1,666,641
Ajinomoto Co., Inc.
47,501 1,894,865
Asahi Group Holdings Ltd.
150,542 1,863,087
Japan Tobacco, Inc.
124,489 3,101,164
Kao Corp.
47,684 2,051,361
Kikkoman Corp.
68,362 660,073
Number
of Shares Value $
Kirin Holdings Co. Ltd.
79,989 1,076,811
Kobe Bussan Co. Ltd.
16,100 356,684
MatsukiyoCocokara & Co.
34,700 526,257
MEIJI Holdings Co. Ltd.
23,786 486,670
Nissin Foods Holdings Co. Ltd.
20,010 403,031
Seven & i Holdings Co. Ltd.
229,506 3,268,747
Shiseido Co. Ltd.
40,707 734,449
Suntory Beverage & Food Ltd.
14,534 464,497
Unicharm Corp.
114,522 859,286
Yakult Honsha Co. Ltd.
26,693 536,573
(Cost $21,752,758)
19,950,196
Energy — 0.9%
ENEOS Holdings, Inc.
283,637 1,505,282
Idemitsu Kosan Co. Ltd.
94,000 632,869
Inpex Corp.
91,144 1,154,323
(Cost $2,999,797)
3,292,474
Financials — 16.3%
Chiba Bank Ltd.
56,760 510,156
Concordia Financial Group Ltd.
107,838 625,387
Dai-ichi Life Holdings, Inc.
93,219 2,733,995
Daiwa Securities Group, Inc.
136,144 946,456
Japan Exchange Group, Inc.
102,030 1,069,202
Japan Post Bank Co. Ltd.
149,725 1,499,388
Japan Post Holdings Co. Ltd.
197,770 2,096,137
Japan Post Insurance Co. Ltd.
19,800 382,886
Mitsubishi HC Capital, Inc.
90,316 605,966
Mitsubishi UFJ Financial Group,
Inc.
1,180,642 14,925,178
Mizuho Financial Group, Inc.
248,812 6,903,961
MS&AD Insurance Group
Holdings, Inc.
133,267 2,770,955
Nomura Holdings, Inc.
308,077 1,981,058
ORIX Corp.
119,083 2,442,809
Resona Holdings, Inc.
217,776 1,683,936
SBI Holdings, Inc.
27,999 805,737
Sompo Holdings, Inc.
91,325 2,684,513
Sumitomo Mitsui Financial
Group, Inc.
384,516 9,686,018
Sumitomo Mitsui Trust Holdings,
Inc.
67,324 1,710,661
T&D Holdings, Inc.
50,249 1,046,472
Tokio Marine Holdings, Inc.
183,013 6,439,830
(Cost $44,757,439)
63,550,701
Health Care — 7.3%
Astellas Pharma, Inc.
184,935 1,786,265
Chugai Pharmaceutical Co. Ltd.
69,135 3,438,494
Daiichi Sankyo Co. Ltd.
181,471 4,155,383
Eisai Co. Ltd.
27,112 776,069
Hoya Corp.
35,801 4,160,750
Kyowa Kirin Co. Ltd.
23,160 326,088
M3, Inc.
44,984 526,534

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Olympus Corp.
116,676 1,586,580
Ono Pharmaceutical Co. Ltd.
38,583 415,984
Otsuka Holdings Co. Ltd.
45,900 2,233,484
Shionogi & Co. Ltd.
77,924 1,161,082
Sysmex Corp.
51,532 926,676
Takeda Pharmaceutical Co. Ltd.
164,723 4,742,482
Terumo Corp.
138,204 2,444,862
(Cost $31,268,150)
28,680,733
Industrials — 22.3%
AGC, Inc.
20,162 601,907
ANA Holdings, Inc.
16,818 318,406
Central Japan Railway Co.
80,160 1,577,534
Dai Nippon Printing Co. Ltd.
39,258 567,740
Daifuku Co. Ltd.
33,200 858,809
Daikin Industries Ltd.
27,048 2,820,963
East Japan Railway Co.
94,555 1,864,279
FANUC Corp.
97,645 2,795,046
Fuji Electric Co. Ltd.
13,794 604,779
Fujikura Ltd.
25,700 1,048,248
Hankyu Hanshin Holdings, Inc.
23,040 601,197
Hikari Tsushin, Inc.
1,852 466,522
Hitachi Ltd.
477,410 11,892,832
Hoshizaki Corp.
11,208 449,258
ITOCHU Corp.
122,179 5,412,773
Japan Airlines Co. Ltd.
16,054 275,307
Kajima Corp.
40,276 833,158
Kawasaki Kisen Kaisha Ltd.
37,100 537,517
Komatsu Ltd.
93,037 2,760,177
Kubota Corp. (a)
100,363 1,233,745
Makita Corp.
24,403 792,386
Marubeni Corp.
146,287 2,281,255
MINEBEA MITSUMI, Inc.
36,831 562,980
Mitsubishi Corp.
353,373 5,860,403
Mitsubishi Electric Corp.
196,626 3,013,360
Mitsubishi Heavy Industries Ltd.
331,820 4,379,887
Mitsui & Co. Ltd.
261,242 4,850,509
Mitsui OSK Lines Ltd.
35,000 1,288,538
MonotaRO Co. Ltd.
26,700 447,941
Nidec Corp.
86,780 1,547,553
Nippon Yusen KK
45,536 1,593,843
Obayashi Corp.
66,308 891,096
Recruit Holdings Co. Ltd.
144,291 8,434,987
Secom Co. Ltd.
43,744 1,495,668
Sekisui Chemical Co. Ltd.
38,152 647,419
SG Holdings Co. Ltd.
34,500 351,222
SMC Corp.
6,015 2,157,704
Sumitomo Corp.
112,173 2,499,274
Taisei Corp.
16,652 747,341
Tokyo Metro Co. Ltd. *
28,400 333,363
Tokyu Corp.
53,822 619,792
TOPPAN Holdings, Inc.
24,639 723,776
Number
of Shares Value $
Toyota Industries Corp.
16,599 1,426,300
Toyota Tsusho Corp.
65,393 1,083,838
West Japan Railway Co.
46,858 926,981
Yaskawa Electric Corp. (a)
22,782 610,355
(Cost $74,219,957)
87,087,968
Information Technology
— 13.4%
Advantest Corp.
78,700 4,243,061
Canon, Inc.
96,597 3,248,883
Disco Corp.
9,500 2,370,977
FUJIFILM Holdings Corp.
114,571 2,304,587
Fujitsu Ltd.
180,554 3,453,117
Keyence Corp.
20,110 7,936,593
Kyocera Corp.
133,032 1,466,105
Lasertec Corp. (a)
8,504 755,296
Murata Manufacturing Co. Ltd.
173,135 2,933,410
NEC Corp.
25,193 2,420,811
Nomura Research Institute Ltd.
39,122 1,293,455
NTT Data Group Corp.
65,440 1,207,207
Obic Co. Ltd.
33,335 954,200
Omron Corp.
17,617 527,451
Oracle Corp.
3,972 376,131
Otsuka Corp.
23,520 512,632
Renesas Electronics Corp.
174,024 2,849,053
Ricoh Co. Ltd.
52,734 569,079
SCREEN Holdings Co. Ltd.
8,300 588,308
SCSK Corp.
15,600 387,370
Seiko Epson Corp.
29,924 503,322
Shimadzu Corp.
24,336 640,187
TDK Corp.
200,320 2,110,522
TIS, Inc.
22,200 614,967
Tokyo Electron Ltd.
46,142 6,781,757
Trend Micro, Inc.
13,059 953,389
Yokogawa Electric Corp.
23,779 450,432
(Cost $48,371,448)
52,452,302
Materials — 3.6%
Asahi Kasei Corp.
127,484 865,081
JFE Holdings, Inc.
58,619 729,354
Mitsubishi Chemical Group
Corp.
137,196 693,750
Nippon Paint Holdings Co. Ltd.
96,915 716,875
Nippon Sanso Holdings Corp.
17,480 529,387
Nippon Steel Corp.
98,937 2,187,938
Nitto Denko Corp.
73,255 1,424,856
Shin-Etsu Chemical Co. Ltd.
184,760 5,513,282
Sumitomo Metal Mining Co. Ltd.
25,859 563,097
Toray Industries, Inc.
141,696 937,518
(Cost $14,570,882)
14,161,138
Real Estate — 2.2%
Daito Trust Construction Co. Ltd.
6,151 638,452
Daiwa House Industry Co. Ltd.
58,317 1,912,198

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Hulic Co. Ltd.
47,010 437,825
Mitsubishi Estate Co. Ltd.
108,424 1,583,487
Mitsui Fudosan Co. Ltd.
274,746 2,372,669
Nippon Building Fund, Inc. REIT
768 634,664
Sumitomo Realty &
Development Co. Ltd.
32,450 1,122,229
(Cost $8,409,304)
8,701,524
Utilities — 1.0%
Chubu Electric Power Co., Inc.
65,249 687,664
Kansai Electric Power Co., Inc.
97,738 1,124,862
Osaka Gas Co. Ltd.
37,289 855,590
Tokyo Gas Co. Ltd.
36,265 1,140,456
(Cost $3,736,484)
3,808,572
TOTAL COMMON STOCKS
(Cost $338,197,931)
382,814,222
EXCHANGE-TRADED FUNDS
— 0.0%
iShares Currency Hedged MSCI
Japan ETF
(Cost $203,607)
5,000 209,621
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 1.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(b)(c)
(Cost $4,549,910)
4,549,910 4,549,910
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $4,810,600)
4,810,600 4,810,600
TOTAL INVESTMENTS
— 100.4%
(Cost $347,762,048)
392,384,353
Other assets and liabilities,
net — (0.4%)
(1,711,581)
NET ASSETS — 100.0%
390,672,772
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (b)(c)
849,800 3,700,110 (d) — — — 26,717 — 4,549,910 4,549,910
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
4,531,945 26,407,199 (26,128,544) — — 184,475 — 4,810,600 4,810,600
DWS ESG Liquidity Fund “Capital Shares” (e)
129,095 — (129,095) (11) 11 284 — — —
5,510,840 30,107,309 (26,257,639) (11) 11 211,476 — 9,360,510 9,360,510

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
ColumnBreak
Hidden Row
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $4,328,310, which is 1.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
MSCI Japan Index
USD 9 785,240 784,890 3/21/2025 (350)
Nikkei 225 Index
JPY 2 521,223 493,042 3/13/2025 (28,181)
TOPIX Index
JPY 23 4,221,189 4,088,617 3/13/2025 (132,572)
Total unrealized depreciation
(161,103)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Bank of America
3/4/2025 JPY 62,910,054,450 USD 407,565,741 — (10,541,716)
RBC Capital Markets
3/4/2025 JPY 584,549,700 USD 3,832,985 — (52,000)
Bank of America
3/4/2025 USD 6,140,361 JPY 947,785,000 158,727 —
Bank of America
3/4/2025 USD 3,790,072 JPY 584,549,700 94,912 —
RBC Capital Markets
3/4/2025 USD 411,176,678 JPY 61,962,269,450 631,691 —
RBC Capital Markets
4/2/2025 JPY 61,962,269,450 USD 412,541,642 — (686,716)
RBC Capital Markets
4/2/2025 USD 19,101,189 JPY 2,868,875,000 31,430 —
Total unrealized appreciation (depreciation)
916,760 (11,280,432)
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBJP-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 382,814,222 $ — $ — $ 382,814,222
Exchange-Traded Funds
209,621 — — 209,621
Short-Term Investments (a)
9,360,510 — — 9,360,510
Derivatives (b)
Forward Foreign Currency Contracts
— 916,760 — 916,760
TOTAL
$ 392,384,353 $ 916,760 $ — $ 393,301,113
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (11,280,432) $ — $ (11,280,432)
Futures Contracts
(161,103) — — (161,103)
TOTAL
$ (161,103) $ (11,280,432) $ — $ (11,441,535)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.